Significant accounting policies - Schedule of Other (Outflows) Inflows of Cash from Operating Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Banking expenses		$ (15,603)	$ (3,783)	$ (1,921)
Tax credits		(3,353)	(3,474)	(2,403)
Government grants		24,387	0	0
Value added tax		(298,076)	120,283	80,503
Cost of bond issuance		(18,346)	(2,566)	(16,570)
Other inflows (outflows) of cash, classified as operating activities	[1]	$ (310,991)	$ 110,460	$ 59,609

[1]	Other (outflows) inflows of cash from operating activities include net increases (decreases) of value added tax and banking expenses, taxes associated with interest payments, costs of issuance of debt and government grants.